Schedule of Investments
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–106.47%
California–100.08%
ABAG Finance Authority for Nonprofit Corps. (Casa de las Campanas, Inc.); Series 2010, RB (INS - Cal-Mortgage)(a)	6.00%	09/01/2037	$ 3,000	$ 3,037,350
ABAG Finance Authority for Nonprofit Corps. (Palo Alto Garden Apartments; Series 1999 A, RB(b)	5.35%	10/01/2029	25	25,059
ABAG Finance Authority for Non-profit Corps. (Sharp Healthcare); Series 2014 A, RB	5.00%	08/01/2043	500	548,905
Adelanto (City of), CA Community Facilities District; Series 2015 A, RB	5.00%	09/01/2045	1,000	1,080,240
Adelanto (City of), CA Improvement Agency; Series 1993 B, Ref. RB (INS - FGIC)(a)	5.50%	12/01/2023	20	20,136
Adelanto (City of), CA Public Utility Authority;
Series 2014 A, RB	5.00%	07/01/2024	1,115	1,118,111
Series 2014 A, RB	5.00%	07/01/2039	5,710	6,033,643
Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	07/01/2039	2,000	2,449,460
Alhambra Elementary School District (Election of 1999); Series 1999 A, GO Bonds (INS - AGM)(a)(c)	0.00%	09/01/2020	1,925	1,923,479
Anaheim (City of), CA Public Financing Authority (Anaheim Convention Center Expansion); Series 2014 A, Ref. RB	5.00%	05/01/2034	1,350	1,467,760
Anaheim (City of), CA Public Financing Authority (Electric System Distribution Facilities); Series 2011 A, RB(d)(e)	5.38%	04/01/2021	2,500	2,609,250
Apple Valley (Town of), CA Redevelopment Agency (Project Area No. 2); Series 2007, RB (INS - AMBAC)(a)	5.00%	06/01/2032	25	25,035
Atwater (City of), CA;
Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	05/01/2040	1,250	1,505,525
Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	05/01/2043	1,300	1,556,542
Bakersfield (City of), CA (Assessment District No. 05-1);
Series 2005, RB	5.35%	09/02/2022	415	307,100
Series 2005, RB	5.40%	09/02/2025	1,130	836,200
Bakersfield (City of), CA (Assessment District No. 07-2); Series 2008, RB	7.38%	09/02/2028	1,085	1,089,622
Bay Area Toll Authority (San Francisco Bay Area);
Series 2017 F-1, RB(f)	5.00%	04/01/2056	3,465	4,059,005
Series 2017, Ref. RB	4.00%	04/01/2037	1,720	1,937,924
Series 2017, Ref. RB	4.00%	04/01/2049	630	692,036
Beaumont (City of), CA (Community Facilities District No. 2016-1);
Series 2019, RB	5.00%	09/01/2030	125	145,656
Series 2019, RB	5.00%	09/01/2031	140	161,745
Series 2019, RB	5.00%	09/01/2049	775	853,050
Beaumont (City of), CA Financing Authority; Series 1994 A, RB	7.00%	09/01/2023	5	5,010
Beaumont (City of), CA Financing Authority (Improvement Area No. 17A); Series 2013 B, RB	5.00%	09/01/2034	635	679,101
Beaumont (City of), CA Financing Authority (Improvement Area No. 17B); Series 2011 A, RB	6.38%	09/01/2042	1,500	1,572,795
Beaumont (City of), CA Financing Authority (Improvement Area No. 19A); Series 2015 B, Ref. RB	5.00%	09/01/2025	1,560	1,766,560
Beaumont (City of), CA Financing Authority (Improvement Area No. 19C); Series 2013 A, RB	5.00%	09/01/2036	745	793,872
Beaumont (City of), CA Financing Authority (Improvement Area No. 8C);
Series 2012 A, RB	5.13%	09/01/2028	115	122,949
Series 2012 A, RB	5.25%	09/01/2029	120	128,354
Series 2012 A, RB	5.63%	09/01/2032	250	266,483
Series 2012 A, RB	5.88%	09/01/2042	4,405	4,667,318
Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds(c)	0.00%	08/01/2026	1,465	1,384,220
Series 2009, GO Bonds(c)	0.00%	08/01/2032	3,045	2,482,223
Blythe (City of), CA Community Facilities District No. 2004-1; Series 2005, RB	5.30%	09/01/2035	500	503,010
Blythe (City of), CA Redevelopment Agency Successor Agency (Project No. 1);
Series 2011 A, RB	9.75%	05/01/2038	2,055	2,175,711
Series 2015, Ref. RB	5.00%	05/01/2038	1,000	1,099,630
Brea (City of), CA Redevelopment Agency; Series 2011 A, RB(c)(d)(e)	0.00%	08/01/2021	11,240	4,479,033
Calexico (City of), CA Community Facilities District No. 2005-1;
Series 2006, RB(g)	5.50%	09/01/2036	2,500	700,000
Series 2006, RB(g)	5.55%	09/01/2036	2,325	999,750
Calexico (City of), CA Community Redevelopment Agency Successor Agency (Merged Central Business District & Residential Redevelopment Project Area); Series 2011, RB(d)(e)	7.25%	08/01/2021	35	37,858
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (County of), CA Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(c)	0.00%	06/01/2055	$332,360	$ 21,134,772
California (County of), CA Tobacco Securitization Agency (Gold Country Settlement Funding Corp.); Series 2006, RB(c)	0.00%	06/01/2033	4,215	1,997,826
California (County of), CA Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2006, RB(h)	5.70%	06/01/2046	7,455	7,458,877
California (State of);
Series 1992, GO Bonds	5.50%	10/01/2022	5	5,086
Series 1996, GO Bonds (INS - AMBAC)(a)(e)	5.25%	06/01/2021	10	10,248
Series 2000, GO Bonds	5.75%	05/01/2030	5	5,020
Series 2010, GO Bonds	6.00%	03/01/2033	505	507,156
Series 2010, GO Bonds	5.25%	11/01/2040	3,000	3,055,410
Series 2011, GO Bonds	5.00%	09/01/2032	2,450	2,588,523
Series 2011, GO Bonds	5.00%	10/01/2041	2,500	2,642,750
Series 2012, Ref. GO Bonds	5.00%	02/01/2038	3,550	3,791,542
Series 2015, GO Bonds	5.00%	08/01/2045	1,000	1,163,580
Series 2016, GO Bonds(f)	5.00%	09/01/2045	3,400	4,077,824
Series 2017, Ref. GO Bonds	5.00%	08/01/2035	14,370	17,916,791
Series 2017, Ref. GO Bonds	5.00%	08/01/2036	10,000	12,175,200
Series 2020, GO Bonds	4.00%	03/01/2046	6,600	7,772,490
California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College);
Series 2018, RB	5.25%	05/01/2048	665	680,089
Series 2018, RB	5.25%	05/01/2053	2,500	2,548,500
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(i)	5.00%	04/01/2049	4,555	4,739,386
California (State of) Community Housing Agency (Serenity at Larkspur); Series 2020 A, RB(i)	5.00%	02/01/2050	4,500	4,696,020
California (State of) County Tobacco Securitization Agency;
Series 2007 B, RB(h)	5.10%	06/01/2028	700	700,231
Series 2007 D, RB(c)(i)	0.00%	06/01/2057	45,600	2,052,000
Series 2007 E, RB(c)(i)	0.00%	06/01/2057	51,500	1,941,035
Series 2007 F, RB(c)(i)	0.00%	06/01/2057	55,250	1,745,347
Series 2014, Ref. RB	4.00%	06/01/2029	4,490	4,506,074
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.);
Series 2002, RB	5.75%	06/01/2029	675	675,250
Series 2002, RB	5.88%	06/01/2035	12,065	12,069,464
Series 2002, RB	6.00%	06/01/2042	18,465	18,471,832
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.);
Series 2002, RB	6.00%	06/01/2035	9,640	9,643,567
Series 2002, RB	6.13%	06/01/2038	9,700	9,367,096
Series 2006 A, RB(c)	0.00%	06/01/2046	62,110	11,777,298
Series 2006 C, RB(c)	0.00%	06/01/2055	71,700	5,234,100
Series 2006 D, RB(c)	0.00%	06/01/2055	309,500	20,083,455
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2006 C, RB(c)	0.00%	06/01/2046	57,255	10,040,237
California (State of) County Tobacco Securitization Agency (Merced County Tobacco Funding Corp.); Series 2005 A, Ref. RB	5.13%	06/01/2038	3,540	3,541,416
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	1,875	1,875,712
California (State of) Department of Water Resources (Central Valley); Series 2015 XF2030, Revenue Ctfs.(f)	5.25%	12/01/2035	290	297,363
California (State of) Educational Facilities Authority (Loma Linda University);
Series 2017 A, Ref. RB	5.00%	04/01/2042	1,715	1,874,735
Series 2017 A, Ref. RB	5.00%	04/01/2047	1,000	1,087,550
California (State of) Educational Facilities Authority (Pepperdine University); Series 2016, Ref. RB	5.00%	10/01/2049	5,000	5,915,800
California (State of) Educational Facilities Authority (Stanford University); Series 2010, RB(f)	5.25%	04/01/2040	4,520	7,125,192
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Educational Facilities Authority (University of San Francisco);
Series 2011, RB(d)(e)	6.13%	10/01/2021	$ 615	$ 660,559
Series 2011, Ref. RB(d)(e)	6.13%	10/01/2021	635	682,041
Series 2018 A, RB	5.00%	10/01/2043	2,730	3,166,718
California (State of) Enterprise Development Authority (Sunpower Corp. - Headquarters); Series 2010, RB	8.50%	04/01/2031	2,500	2,527,150
California (State of) Health Facilities Financing Authority; Series 2019, RB	5.00%	11/15/2049	1,690	1,950,463
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2011 A, RB	5.25%	03/01/2041	2,500	2,550,825
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center);
Series 2015, Ref. RB	5.00%	11/15/2031	1,300	1,528,748
Series 2015, Ref. RB	5.00%	11/15/2032	1,250	1,463,038
Series 2015, Ref. RB	5.00%	11/15/2033	1,000	1,163,810
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2017 A, Ref. RB	5.00%	08/15/2047	1,715	1,897,064
California (State of) Health Facilities Financing Authority (Community Program for Persons with Developmental Disabilities); Series 2011 A, RB (INS - Cal-Mortgage)(a)	6.25%	02/01/2026	2,030	2,112,418
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford); Series 2017, RB	4.00%	11/15/2047	560	605,556
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2013 A, RB	5.00%	07/01/2037	1,000	1,098,090
California (State of) Health Facilities Financing Authority (Stanford Hospital); Series 2008 A-2, Ref. RB(d)(e)	5.25%	11/15/2021	2,000	2,146,140
California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2017 A, Ref. RB	5.00%	11/15/2048	10,000	11,470,300
Series 2018 A, RB	5.00%	11/15/2048	3,000	3,441,090
California (State of) Housing Finance Agency;
Series 2019 2, Class A, Revenue Ctfs.	4.00%	03/20/2033	8,902	9,097,215
Series 2019 A-1, RB	4.25%	01/15/2035	6,631	6,870,619
California (State of) Housing Finance Agency (Verdant at Green Valley); Series 2019 A, RB(i)	5.00%	08/01/2049	5,360	5,583,673
California (State of) Municipal Finance Authority;
Series 2019 A, Ref. RB(i)	5.00%	11/01/2029	990	1,095,890
Series 2019 A, Ref. RB(i)	5.00%	11/01/2039	1,475	1,555,918
Series 2019 A, Ref. RB(i)	5.00%	11/01/2049	1,700	1,759,823
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	2,515	2,620,831
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy);
Series 2018 A, RB(i)	5.00%	06/01/2038	280	283,312
Series 2018 A, RB(i)	5.00%	06/01/2048	380	376,884
California (State of) Municipal Finance Authority (California Baptist University); Series 2016 A, RB(i)	5.00%	11/01/2046	1,000	1,003,770
California (State of) Municipal Finance Authority (Caritas Affordable Housing, Inc.);
Series 2014 A, RB	5.25%	08/15/2039	2,665	2,903,304
Series 2014 A, RB	5.25%	08/15/2049	1,420	1,534,125
California (State of) Municipal Finance Authority (Caritas Projects);
Series 2012 A, RB	5.50%	08/15/2047	6,500	6,798,610
Series 2017 A, Ref. RB	4.00%	08/15/2037	1,055	1,106,104
California (State of) Municipal Finance Authority (Casa Griffin Apartments); Series 2011 A-1, RB	5.75%	10/01/2034	250	254,265
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing Project); Series 2018, RB	5.00%	05/15/2043	5,900	6,379,375
California (State of) Municipal Finance Authority (CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Housing); Series 2018, RB UCR	5.00%	05/15/2043	3,000	3,243,960
California (State of) Municipal Finance Authority (CHF-Riverside II, LLC - UCR North District Phase I Student Housing); Series 2019, RB UCR (INS - BAM)(a)	5.00%	05/15/2049	2,660	2,951,350
California (State of) Municipal Finance Authority (Community Medical Centers);
Series 2017 A, Ref. RB	5.00%	02/01/2034	3,750	4,320,000
Series 2017 A, Ref. RB	5.00%	02/01/2035	4,000	4,593,040
Series 2017 A, Ref. RB	5.00%	02/01/2036	2,000	2,288,420
Series 2017 A, Ref. RB	5.00%	02/01/2037	1,000	1,140,840
Series 2017 A, Ref. RB	5.00%	02/01/2042	625	701,506
Series 2017 A, Ref. RB	5.00%	02/01/2047	1,380	1,539,031
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Municipal Finance Authority (Eisenhower Medical Center); Series 2017 A, Ref. RB	5.00%	07/01/2047	$ 1,000	$ 1,104,720
California (State of) Municipal Finance Authority (Emerson College);
Series 2011, RB(d)(e)	5.75%	01/01/2022	2,315	2,509,946
Series 2011, RB(d)(e)	6.00%	01/01/2022	1,000	1,087,470
California (State of) Municipal Finance Authority (Goodwill Industries of Sacramento & Nevada);
Series 2012, RB(i)	6.63%	01/01/2032	1,070	1,081,631
Series 2012, RB(i)	6.88%	01/01/2042	2,135	2,162,947
California (State of) Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada); Series 2012 A, RB(i)	5.75%	01/01/2022	280	281,750
California (State of) Municipal Finance Authority (Humangood Obligation Group); Series 2019 A, Ref. RB	5.00%	10/01/2044	1,695	1,743,019
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(b)	5.00%	12/31/2036	8,000	8,841,440
Series 2018 A, RB(b)	5.00%	12/31/2038	2,005	2,201,871
Series 2018 A, RB(b)	5.00%	12/31/2043	15,200	16,502,944
Series 2018 A, RB(b)	5.00%	12/31/2047	3,000	3,244,890
California (State of) Municipal Finance Authority (Mt. San Antonio Gardens); Series 2019, Ref. RB	5.00%	11/15/2049	2,750	2,724,810
California (State of) Municipal Finance Authority (OCEAA); Series 2008 A, RB OCEAA	7.00%	10/01/2039	1,500	1,501,725
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase II); Series 2018 A, RB	5.00%	06/01/2048	5,360	6,278,114
California (State of) Municipal Finance Authority (Palmdale Aerospace Academy (The)); Series 2018 A, RB(i)	5.00%	07/01/2049	600	591,828
California (State of) Municipal Finance Authority (River Springs Charter School); Series 2019, RN	4.00%	08/15/2020	1,000	1,005,800
California (State of) Municipal Finance Authority (Southwestern Law School);
Series 2011, RB	6.50%	11/01/2031	600	640,128
Series 2011, RB	6.50%	11/01/2041	1,250	1,323,775
California (State of) Municipal Finance Authority (Touro College and University System); Series 2014 A, RB	5.25%	01/01/2034	620	654,323
California (State of) Municipal Finance Authority (Town and Country Manor); Series 2019, Ref. RB (INS - Cal-Mortgage)(a)	5.00%	07/01/2049	4,020	4,864,321
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, Ref. RB(b)	4.00%	07/15/2029	13,280	12,779,610
California (State of) Municipal Finance Authority (University of La Verne);
Series 2010 A, RB(d)(e)	6.13%	06/01/2020	1,000	1,000,000
Series 2017 A, Ref. RB	5.00%	06/01/2043	600	674,478
California (State of) Municipal Finance Authority (Waste Management, Inc.); Series 2019 A, RB(b)(e)	2.40%	10/01/2029	8,000	8,210,800
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB(i)	5.00%	08/01/2039	1,500	1,516,395
California (State of) Pollution Control Finance Authority; Series 2012, RB(b)(i)	5.00%	07/01/2037	3,000	3,091,290
California (State of) Pollution Control Financing Authority (Aemerge Redpak Services Southern California LLC);
Series 2016, RB (Acquired 01/21/2016; Cost $3,500,000)(b)(i)(j)	7.00%	12/01/2027	3,500	1,750,000
Series 2017, RB(b)(i)(j)	8.00%	12/01/2027	2,000	600,000
California (State of) Pollution Control Financing Authority (CalPlant I);
Series 2017, RB(b)(i)	7.50%	07/01/2032	1,425	769,500
Series 2017, RB(b)(i)	8.00%	07/01/2039	1,900	1,026,000
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(i)	5.00%	11/21/2045	3,500	3,831,800
California (State of) Pollution Control Financing Authority (Waste Management, Inc.); Series 2015 B-1, Ref. RB(b)	3.00%	11/01/2025	1,500	1,590,855
California (State of) Public Finance Authority (LaVerne Elementary Preparatory Academy); Series 2019 A, RB(i)	5.00%	06/15/2049	1,400	1,358,252
California (State of) Public Finance Authority (Trinity Classical Academy);
Series 2019 A, RB(i)	5.00%	07/01/2036	400	405,816
Series 2019 A, RB(i)	5.00%	07/01/2044	630	620,437
Series 2019 A, RB(i)	5.00%	07/01/2054	1,600	1,544,384
California (State of) Public Works Board;
Series 2011 D, RB	5.00%	12/01/2031	1,250	1,329,600
Series 2016 D, Ref. RB	4.00%	04/01/2033	11,905	13,529,556
California (State of) Public Works Board (Department of Corrections & Rehabilitation); Series 2011 C, RB	5.75%	10/01/2031	2,000	2,134,580
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Public Works Board (Department of Mental Health); Series 2006 I, RB	5.00%	11/01/2031	$ 900	$ 902,916
California (State of) Public Works Board (Various Capital); Series 2011 A, RB	5.13%	10/01/2031	2,000	2,116,960
California (State of) Public Works Board (Various Correctional Facilities); Series 2014 A, RB	5.00%	09/01/2039	3,000	3,417,030
California (State of) School Finance Authority (Alliance for College-Ready Public Schools);
Series 2013 A, RB(i)	6.30%	07/01/2043	840	906,520
Series 2015, RB(i)	5.00%	07/01/2045	1,265	1,321,533
California (State of) School Finance Authority (Aspire Public Schools);
Series 2015 A, Ref. RB(i)	5.00%	08/01/2045	1,000	1,039,600
Series 2016, Ref. RB(i)	5.00%	08/01/2046	750	779,310
California (State of) School Finance Authority (Escuela Popular); Series 2017, RB(i)	6.25%	07/01/2037	1,250	1,311,763
California (State of) School Finance Authority (Granada Hills Charter Obligated Group); Series 2019, RB(i)	5.00%	07/01/2043	2,000	2,096,860
California (State of) School Finance Authority (Green Dot Public Schools);
Series 2015 A, RB(i)	5.00%	08/01/2045	1,500	1,562,235
Series 2018 A, RB(i)	5.00%	08/01/2038	1,000	1,078,960
California (State of) School Finance Authority (Inspire Charter Schools); Series 2019 B, RN	3.00%	07/15/2020	3,485	3,485,203
California (State of) School Finance Authority (KIPP LA);
Series 2015 A, RB(i)	5.00%	07/01/2045	500	527,750
Series 2017 A, RB(i)	5.00%	07/01/2037	590	640,941
Series 2017 A, RB(i)	5.00%	07/01/2047	1,240	1,329,404
California (State of) School Finance Authority (Kipp Socal Public Schools); Series 2019 A, RB(i)	5.00%	07/01/2049	1,700	1,841,712
California (State of) School Finance Authority (New Designs Charter School); Series 2012 A, RB	5.25%	06/01/2032	1,550	1,576,706
California (State of) Statewide Communities Development Authority;
Series 1993 B, Ref. RB	7.00%	07/01/2022	5	5,011
Series 2003, RB(b)(c)	0.00%	09/01/2028	100	54,983
Series 2003, RB(b)(c)	0.00%	09/01/2034	100	35,051
California (State of) Statewide Communities Development Authority (Adventist Health System);
Series 2015, Ref. RB	5.00%	03/01/2033	775	897,946
Series 2015, Ref. RB	5.00%	03/01/2045	2,315	2,602,986
California (State of) Statewide Communities Development Authority (Alliance for College-Ready Public Schools);
Series 2012 A, RB	6.38%	07/01/2047	2,000	2,056,560
Series 2012, RB	6.10%	07/01/2032	820	844,420
California (State of) Statewide Communities Development Authority (Bentley School); Series 2010 A, Ref. RB	7.00%	07/01/2040	2,625	2,658,232
California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2014 A, RB	5.13%	11/01/2023	580	598,102
Series 2017 A, Ref. RB(i)	5.00%	11/01/2041	875	885,229
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2002-1); Series 2002 1, RB(b)	6.75%	09/01/2037	50	50,058
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2007-01); Series 2015, Ref. RB	5.00%	09/01/2037	3,450	3,707,232
California (State of) Statewide Communities Development Authority (Community Facilities District No. 97-1); Series 1997, RB(c)	0.00%	09/01/2022	45	40,005
California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group); Series 2010, RB(d)(e)	5.25%	11/01/2020	1,675	1,710,393
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2017, Ref. RB	5.00%	04/01/2047	3,390	3,829,310
California (State of) Statewide Communities Development Authority (Guidance Charter School);
Series 2017 A, RB(i)(j)(k)	6.50%	07/01/2037	1,400	546,000
Series 2017 A, RB(i)(j)(k)	6.75%	07/01/2052	5,100	1,989,000
California (State of) Statewide Communities Development Authority (Henry Mayo Newhall Memorial Hospital); Series 2014 A, RB (INS - AGM)(a)	5.25%	10/01/2043	600	665,730
California (State of) Statewide Communities Development Authority (Heritage Park at Cathedral City Apartments); Series 2002 NN-1, RB (INS - AMBAC)(a)(b)	5.20%	06/01/2036	2,605	2,610,549
California (State of) Statewide Communities Development Authority (Huntington Memorial Hospital); Series 2014 B, Ref. RB	5.00%	07/01/2044	750	813,623
California (State of) Statewide Communities Development Authority (John Muir Health); Series 2016 A, Ref. RB	5.00%	08/15/2051	3,000	3,430,650
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing);
Series 2016, Ref. RB(i)	5.00%	06/01/2046	$ 1,000	$ 970,280
Series 2019, RB(i)	5.00%	06/01/2034	375	377,974
Series 2019, RB(i)	5.00%	06/01/2039	100	98,673
Series 2019, RB(i)	5.00%	06/01/2051	295	279,884
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.50%	12/01/2054	1,500	1,540,770
Series 2016 A, RB(i)	5.25%	12/01/2056	830	843,413
Series 2018 A, RB(i)	5.50%	12/01/2058	5,000	5,131,500
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California);
Series 2018, RB	5.00%	01/01/2043	1,000	1,124,770
Series 2018; RB	5.00%	01/01/2048	495	553,281
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts);
Series 2019, RB(i)	5.25%	07/01/2039	1,640	1,654,071
Series 2019, RB(i)	5.25%	07/01/2049	3,375	3,335,141
California (State of) Statewide Communities Development Authority (Pacific Highlands Ranch); Series 2019, RB	5.00%	09/02/2049	650	714,396
California (State of) Statewide Communities Development Authority (Statewide Community Infrastructure Program); Series 2019 B, RB	5.00%	09/02/2049	1,500	1,618,140
California (State of) Statewide Communities Development Authority (Terraces at San Joaquin Garden); Series 2012, RB	5.63%	10/01/2032	1,000	1,033,060
California (State of) Statewide Communities Development Authority (Total Road Improvement Program); Series 2012 A, COP	6.00%	06/01/2042	2,845	3,103,497
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments - CHF-Irvine, LLC); Series 2016, Ref. RB CHF	5.00%	05/15/2040	1,200	1,263,636
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments); Series 2012, Ref. RB	5.38%	05/15/2038	2,000	2,039,900
California (State of) Statewide Communities Development Authority (Yucaipa Valley Water Reservoir); Series 2014, RB	6.00%	09/02/2044	2,865	2,904,308
California (State of) Statewide Finance Authority (Pooled Tobacco Securitization);
Series 2002, RB	6.00%	05/01/2043	45	45,357
Series 2006 A, RB(c)	0.00%	06/01/2046	8,000	1,615,200
California (State of) Statewide Financing Authority;
Series 2002 A, RB	6.00%	05/01/2037	8,625	8,650,099
Series 2002 B, RB	6.00%	05/01/2037	1,045	1,048,041
Series 2002 B, RB	6.00%	05/01/2043	705	707,052
California County Tobacco Securitization Agency (The) (Sonoma County Securitization Corp.); Series 2005, Ref. RB	5.13%	06/01/2038	110	110,044
California Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group);
Series 2015 A, Ref. RB	5.00%	11/01/2041	6,265	6,975,326
Series 2015, Ref. RB	5.00%	11/01/2035	1,000	1,121,890
California Municipal Finance Authority; Series 2020-XF2863, Ctfs.(f)	5.00%	06/01/2048	21,000	24,597,090
California Municipal Finance Authority (UCR North District Phase 1 Student); Series 2019, RB UCR (INS - BAM)(a)	5.00%	05/15/2052	5,875	6,506,621
California Public Finance Authority (Henry Mayo Newhall Hospital);
Series 2017, Ref. RB	5.00%	10/15/2037	1,000	1,099,360
Series 2017, Ref. RB	5.00%	10/15/2047	1,000	1,080,070
California State University; Series 2012 A, RB(f)	5.00%	11/01/2037	6,750	7,407,855
California Statewide Communities Development Authority;
Series 2017, RB	5.00%	09/02/2037	1,140	1,224,109
Series 2017, RB	5.00%	09/02/2046	1,265	1,338,901
California Statewide Communities Development Authority (Statewide Community Infrastructure Program); Series 2019 C, RB	5.00%	09/02/2049	700	755,132
Carlsbad (City of), CA (Assessment District No. 96-1); Series 1998, RB	5.50%	09/02/2028	25	25,207
Carson (City of), CA Public Financing Authority; Series 2019, RB	5.00%	09/02/2030	545	673,538
Carson (City of), CA Redevelopment Agency Successor Agency; Series 2007 A, RB (INS - AMBAC)(a)	4.50%	01/01/2032	95	95,178
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Central Basin Municipal Water District; Series 2018 A, Ref. RB	5.00%	08/01/2044	$ 3,035	$ 3,443,845
Cerritos Community College District (Election of 2012); Series 2018 B, GO Bonds	4.00%	08/01/2043	1,870	2,125,835
Chino (City of), CA Public Financing Authority;
Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2034	1,100	1,287,286
Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2035	865	1,009,429
Chino Valley Unified School District;
Series 2020 B, GO Bonds	4.00%	08/01/2045	3,000	3,549,570
Series 2020 B, GO Bonds	5.00%	08/01/2055	8,625	10,988,940
Chula Vista (City of), CA (San Diego Gas & Electric Co.);
Series 2004 B, IDR	5.88%	02/15/2034	5,000	5,020,650
Series 2004 D, IDR	5.88%	01/01/2034	2,000	2,008,260
Series 2004 F, Ref. IDR(b)	4.00%	05/01/2039	12,480	12,489,110
Clovis (City of), CA;
Series 2015, Ref. RB (INS - AGM)(a)	5.25%	08/01/2030	1,060	1,308,252
Series 2015, Ref. RB (INS - AGM)(a)	5.25%	08/01/2031	500	615,385
Clovis (City of), CA Public Financing Authority; Series 2008 A, RB (INS - NATL)(a)	4.63%	08/01/2029	35	35,090
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(a)(c)	0.00%	08/01/2029	735	638,333
Coachella (City of), CA (Community Facilities District No. 2018-1);
Series 2018, RB(i)	5.00%	09/01/2030	650	737,848
Series 2018, RB(i)	5.00%	09/01/2038	1,090	1,194,640
Series 2018, RB(i)	5.00%	09/01/2048	2,015	2,209,347
Series 2018, RB(i)	5.00%	09/01/2053	1,525	1,656,577
Compton (City of), CA Public Finance Authority; Series 2008, Ref. RB (INS - AMBAC)(a)	5.25%	09/01/2027	1,000	1,000,360
Compton Unified School District;
Series 2019 B, GO Bonds (INS - BAM)(a)(c)	0.00%	06/01/2035	1,300	926,497
Series 2019 B, GO Bonds (INS - BAM)(a)(c)	0.00%	06/01/2041	6,250	3,548,875
Series 2019 B, GO Bonds (INS - BAM)(a)(c)	0.00%	06/01/2042	4,335	2,360,017
Series 2019 B, GO Bonds (INS - BAM)(a)	4.00%	06/01/2049	14,140	15,802,440
Daly City (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition);
Series 2007 A, Ref. RB	5.00%	12/15/2037	50	50,134
Series 2007 C, Ref. RB	6.50%	12/15/2047	905	905,760
Dehesa School District; Series 2014 A, GO Bonds	5.50%	06/01/2044	1,220	1,381,674
Deutsche Bank Spears/Lifers Trust; Series 2013, Revenue Ctfs.(f)	5.25%	08/15/2031	13,500	15,948,630
Eden (Township of), CA Healthcare District; Series 2010, Ref. COP(d)(e)	6.13%	06/01/2020	1,000	1,000,000
El Segundo Unified School District (Election of 2008); Series 2009 A, GO Bonds(c)	0.00%	08/01/2033	4,430	3,482,201
Emeryville (City of), CA Public Financing Authority (Alameda County);
Series 2014 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2032	445	511,136
Series 2014 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2033	385	440,910
Series 2014 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2034	500	571,550
Escondido Union School District (Election of 2014); Series 2018 B, GO Bonds	4.00%	08/01/2047	1,690	1,912,252
Etiwanda School District; Series 2020 A, GO Bonds	4.00%	08/01/2049	4,000	4,588,160
Fairfield (City of), CA Community Facilities District No. 2007-1 (Fairfield Commons); Series 2008, RB	6.88%	09/01/2038	865	878,485
Fontana (City of), CA (Community Facilities District No. 80); Series 2017, RB	5.00%	09/01/2046	1,000	1,095,860
Foothill-Eastern Transportation Corridor Agency; Series 2015, Ref. RB (INS - AGM)(a)(c)	0.00%	01/15/2035	2,745	1,773,078
Fremont Community Facilities District No. 1 (Pacific Commons); Series 2015, Ref. RB	5.00%	09/01/2035	815	891,031
Fullerton (City of), CA Community Facilities District No. 1 (Amerige Heights);
Series 2012, Ref. RB	5.00%	09/01/2026	1,960	2,162,978
Series 2012, Ref. RB	5.00%	09/01/2032	1,090	1,193,070
Gilroy Unified School District (Election of 2008);
Series 2009 A, GO Bonds(c)(d)	0.00%	08/01/2029	615	552,645
Series 2009 A, GO Bonds (INS - AGC)(a)(c)	0.00%	08/01/2029	4,735	4,191,564
Series 2009 A, GO Bonds(c)(d)	0.00%	08/01/2031	2,235	1,904,198
Series 2009 A, GO Bonds (INS - AGC)(a)(c)	0.00%	08/01/2031	1,415	1,183,718
Glendora (City of), CA Public Finance Authority; Series 2003 A, RB (INS - NATL)(a)	5.00%	09/01/2024	2,200	2,206,270
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Golden State Tobacco Securitization Corp.;
Series 2007 A-2, RB(h)	5.30%	06/01/2037	$ 1,995	$ 2,019,878
Series 2013 A, RB	5.00%	06/01/2030	2,000	2,218,800
Series 2015 A, Ref. RB	5.00%	06/01/2040	3,195	3,666,710
Series 2015 A, Ref. RB	5.00%	06/01/2045	1,165	1,327,622
Series 2017 A-1, Ref. RB	5.00%	06/01/2029	1,000	1,179,960
Series 2018 A-1, Ref. RB	5.00%	06/01/2047	8,240	8,246,674
Series 2018 A-2, Ref. RB	5.00%	06/01/2047	10,000	10,008,100
Hollister (City of), CA Redevelopment Agency Successor Agency;
Series 2014, Ref. RB (INS - BAM)(a)	5.00%	10/01/2030	1,600	1,847,872
Series 2014, Ref. RB (INS - BAM)(a)	5.00%	10/01/2032	1,305	1,495,687
Hollister Joint Powers Financing Authority; Series 2016, Ref. RB (INS - AGM)(a)	5.00%	06/01/2036	1,270	1,551,838
Hollister School District (Election of 2016); Series 2019 B, GO Bonds	4.00%	09/01/2046	3,675	4,099,793
Imperial (County of), CA (Community Facilities District No. 2004-2 - Improvement Area No. 1); Series 2007, RB	5.90%	09/01/2037	1,430	1,439,939
Independent Cities Finance Authority (Hacienda Valley Estates); Series 2014, Ref. RB	5.00%	11/15/2034	885	971,349
Independent Cities Finance Authority (Rancho del Sol and Grandview East); Series 2012, Ref. RB	5.50%	05/15/2047	1,000	1,045,790
Independent Cities Finance Authority (Union City Tropics); Series 2019, Ref. RB	5.00%	05/15/2048	1,000	1,160,090
Inglewood (City of), CA Redevelopment Agency (Merged Redevelopment); Series 1998 A, Ref. RB (INS - AMBAC)(a)	5.25%	05/01/2023	460	496,542
Inglewood Unified School District;
Series 2019 C, GO Bonds (INS - BAM)(a)	4.00%	08/01/2038	550	626,516
Series 2019 C, GO Bonds (INS - BAM)(a)	4.00%	08/01/2039	690	784,192
Inland Empire Tobacco Securitization Authority;
Series 2007 C-1, RB(c)	0.00%	06/01/2036	8,000	2,820,080
Series 2007 C-2, RB(c)	0.00%	06/01/2047	14,000	2,313,360
Inland Empire Tobacco Securitization Corp.; Series 2019, Ref. RB	3.68%	06/01/2038	4,140	4,000,027
Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 1);
Series 2014, RB	5.00%	09/01/2044	445	479,492
Series 2014, RB	5.00%	09/01/2049	445	477,957
Irvine Ranch Water District; Series 2016, RB(f)	5.25%	02/01/2046	4,305	5,291,232
Irvine Unified School District; Series 2019 A, RB (INS - BAM)(a)	4.00%	09/01/2044	3,600	3,983,796
Irvine Unified School District (Community Facilities District No. 01-1); Series 2015, Ref. RB (INS - BAM)(a)	5.00%	09/01/2038	3,500	4,030,460
Irvine Unified School District (Community Facilities District No. 06-1- Portola Springs); Series 2010, RB	6.70%	09/01/2035	515	520,062
Irvine Unified School District (Community Facilities District No. 09-1);
Series 2017 B, RB	5.00%	09/01/2047	500	566,065
Series 2018 A, Ref. RB	5.00%	09/01/2045	1,000	1,134,230
Lake Elsinore (City of), CA; Series 2019, RB	5.00%	09/01/2050	1,000	1,080,780
Lake Elsinore (City of), CA Public Financing Authority (Canyon Hills IA C);
Series 2012 C, RB	5.00%	09/01/2032	630	663,277
Series 2012 C, RB	5.00%	09/01/2037	335	349,187
Lake Elsinore (City of), CA Public Financing Authority (Villages at Wasson Canyon); Series 2012 A, RB	5.25%	09/01/2038	1,175	1,232,093
Lammersville Unified School District (Lammersville School District Community Facilities District No. 2002 - Mountain House);
Series 2012, Ref. RB(h)	5.00%	09/01/2025	420	442,760
Series 2012, Ref. RB(h)	5.10%	09/01/2026	375	394,826
Series 2012, Ref. RB(h)	5.15%	09/01/2027	885	931,268
Series 2012, Ref. RB(h)	5.20%	09/01/2028	1,000	1,051,330
Series 2012, Ref. RB(h)	5.25%	09/01/2029	500	525,560
Series 2012, Ref. RB(h)	5.30%	09/01/2030	500	525,110
Series 2012, Ref. RB(h)	5.38%	09/01/2032	1,000	1,045,320
Lathrop (City of), CA (Community Facilities District No. 03-2); Series 2003, RB	7.00%	09/01/2033	3,685	3,696,092
Lennox School District; Series 2014, COP (INS - BAM)(a)	5.00%	10/01/2034	1,000	1,080,720
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Long Beach (City of), CA;
Series 2010 A, RB	5.00%	06/01/2040	$ 2,500	$ 2,506,950
Series 2015, RB	5.00%	05/15/2045	2,370	2,391,022
Series 2017 A, RB(b)	5.00%	05/15/2037	1,300	1,505,205
Series 2017 A, RB(b)	5.00%	05/15/2040	14,670	16,877,101
Series 2017 B, RB(b)	5.00%	05/15/2043	8,210	9,389,777
Long Beach (City of), CA Bond Finance Authority;
Series 2007 A, RB	5.50%	11/15/2028	50	64,040
Series 2007 A, RB	5.50%	11/15/2037	1,000	1,412,950
Long Beach (City of), CA Bond Finance Authority (Aquarium of the Pacific); Series 2012, Ref. RB	5.00%	11/01/2029	2,000	2,128,780
Long Beach (City of), CA Bond Finance Authority (Natural Gas Purchase); Series 2007 A, RB	5.50%	11/15/2032	2,665	3,589,782
Long Beach Unified School District; Series 2017 A, GO Bonds	5.00%	08/01/2036	8,175	10,046,748
Los Alamitos Unified School District;
Series 2012, COP(h)	5.95%	08/01/2034	1,200	1,351,788
Series 2013, GO Bonds(h)	6.01%	08/01/2040	1,660	1,775,553
Los Angeles (City of), CA Community Facilities District No. 4 (Playa Vista - Phase 1); Series 2014, Ref. RB	5.00%	09/01/2031	590	695,398
Los Angeles (City of), CA Department of Airports;
Series 2015 A, RB(b)	5.00%	05/15/2033	4,365	4,971,255
Series 2015 A, RB(b)	5.00%	05/15/2034	5,795	6,588,162
Series 2018 B, Ref. RB(b)	5.00%	05/15/2032	3,500	4,197,865
Series 2018 B, Ref. RB(b)(f)	5.00%	05/16/2033	15,145	18,044,965
Series 2018 B, Ref. RB(b)(f)	5.00%	05/15/2034	12,000	14,255,400
Series 2018 C, RB(b)	5.00%	05/15/2038	2,500	2,899,675
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2010 A, RB	5.00%	05/15/2035	980	991,652
Series 2010 B, RB	5.00%	05/15/2040	1,000	1,012,500
Series 2013, RB(b)	5.00%	05/15/2043	3,000	3,272,820
Series 2019, RB(b)	5.00%	05/15/2049	24,745	28,578,248
Los Angeles (City of), CA Department of Water & Power;
Series 2011 A, RB(d)(e)	5.00%	07/01/2021	25	26,306
Series 2011 A, RB	5.25%	07/01/2039	1,500	1,539,285
Series 2017 C, RB(f)	5.00%	07/01/2047	16,500	20,133,300
Los Angeles (City of), CA Department of Water and Power;
Series 2017 A, Ref. RB	5.00%	07/01/2041	8,250	10,044,457
Series 2017 C, RB	5.00%	07/01/2042	15,525	19,063,924
Los Angeles (City of), CA Harbor Department; Series 2014 A, Ref. RB(b)	5.00%	08/01/2036	1,000	1,131,480
Los Angeles (City of), CA Housing Authority (Property Acquisition Refundings);
Series 2009 A, Ref. RB	6.00%	06/01/2029	2,000	2,001,940
Series 2009 A, Ref. RB	6.25%	06/01/2034	2,000	2,002,020
Series 2009 A, Ref. RB	6.38%	06/01/2039	500	500,520
Los Angeles (County of), CA Metropolitan Transportation Authority; Series 2019 A, RB	5.00%	07/01/2044	7,000	8,680,000
Los Angeles Community College District (Election of 2008); Series 2013 F, GO Bonds	4.00%	08/01/2037	10,000	10,782,300
Los Angeles County Schools Regionalized Business Services Corp. (Los Angeles County Schools Pooled Financing Program); Series 1999 A, COP (INS - AMBAC)(a)(c)	0.00%	08/01/2024	1,265	1,205,343
Lynwood (City of), CA Public Financing Authority (Measure M); Series 2019 A, RB (INS - AGM)(a)	5.25%	06/01/2048	3,185	3,916,722
Madera (County of), CA (Valley Children’s Hospital); Series 1995, COP (INS - NATL)(a)	5.75%	03/15/2028	85	85,264
Madera Unified School District; Series 2019, GO Bonds	4.00%	08/01/2044	8,945	10,064,825
Manteca Unified School District; Series 2017 B, GO Bonds	4.00%	08/01/2042	9,325	10,619,869
Marina (City of), CA Redevelopment Agency Successor Agency; Series 2018 B, RB	5.00%	09/01/2038	250	276,813
Maywood (City of), CA Public Financing Authority (Infrastructure Refinancing); Series 2008 A, Ref. RB	7.00%	09/01/2038	50	50,007
McFarland Unified School District (Election of 2012); Series 2014 A, GO Bonds (INS - AGM)(a)	5.50%	11/01/2038	1,750	2,068,657
Mendota (City of), CA Joint Powers Financing Authority; Series 2005, RB	5.15%	07/01/2035	1,375	1,376,760
Menifee Union School District; Series 2019, RB	5.00%	09/01/2044	1,500	1,626,000
Menifee Union School District (Community Facilities District No. 2011-1 - Improvement Area No. 3);
Series 2018, RB	5.00%	09/01/2043	1,000	1,103,560
Series 2018, RB	5.00%	09/01/2048	1,500	1,647,735
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGC)(a)(c)	0.00%	08/01/2035	$ 940	$ 685,194
Menifee Union School District Public Financing Authority; Series 2017 A, RB (INS - NATL)(a)	5.00%	09/01/2033	1,000	1,163,160
Merced City School District (Election of 2014); Series 2018, GO Bonds	5.00%	08/01/2048	3,020	3,728,552
Moorpark Unified School District (Election of 2008); Series 2009 A, GO Bonds (INS - AGC)(a)(c)	0.00%	08/01/2031	840	694,193
Moreno Valley Unified School District (Community Facilities District No. 2015-2);
Series 2019, RB	5.00%	09/01/2044	435	481,341
Series 2019, RB	5.00%	09/01/2048	485	534,252
Moreno Valley Unified School District Community Facilities District; Series 2015, RB	5.00%	09/01/2045	2,050	2,217,567
Mountain View Shoreline Regional Park Community; Series 2018 A, RB (INS - AGM)(a)	5.00%	08/01/2048	2,000	2,430,420
M-S-R Public Power Agency; Series 1991 E, RB(d)	6.00%	07/01/2022	55	58,462
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(h)	6.25%	08/01/2043	2,035	2,160,722
Murrieta (City of), CA (Community Facilities District No. 2005-5); Series 2017, RB	5.00%	09/01/2042	655	728,976
National City (City of), CA Community Development Commission (National City Redevelopment); Series 2011, RB(d)(e)	7.00%	08/01/2021	1,500	1,617,510
Norco (City of), CA Community Redevelopment Agency Successor Agency (Project Area No. 1); Series 2014, Ref. RB (INS - BAM)(a)	5.00%	03/01/2030	1,500	1,711,395
Northern California Energy Authority; Series 2018 A, RB(e)	4.00%	07/01/2024	10,000	10,926,500
Northern California Tobacco Securitization Authority; Series 2005 A-1, RB	5.38%	06/01/2038	2,425	2,425,121
Northern California Transmission Agency (California-Oregon Transmission); Series 2016, Ref. RB	5.00%	05/01/2038	1,250	1,469,412
Northern Humboldt Union High School District (Election of 2010);
Series 2011 A, GO Bonds(d)(e)	6.50%	08/01/2021	1,250	1,341,800
Series 2015 C, GO Bonds	5.00%	08/01/2043	4,115	4,872,325
Northern Inyo (County of), CA Local Hospital District; Series 2010, RB	6.38%	12/01/2025	2,000	2,032,020
Oak Grove School District (Election of 2008);
Series 2018 E, Ref. GO Bonds(h)	5.00%	08/01/2038	8,680	5,427,430
Series 2018 E, Ref. GO Bonds(h)	5.00%	08/01/2042	5,755	3,496,335
Oak Valley Hospital District; Series 2010, RB	7.00%	11/01/2035	1,000	1,012,320
Oakland Unified School District (County of Alameda); Series 2015 A, GO Bonds	5.00%	08/01/2040	1,070	1,233,699
Oceanside Unified School District (Election of 2008); Series 2019 E, GO Bonds	4.00%	08/01/2048	2,500	2,802,775
Ontario (City of), CA (Assessment District No. 108); Series 1995, RB	7.50%	09/02/2020	585	594,682
Ontario (City of), CA Community Facilities District No. 25 (Park Place Facilities Phase II); Series 2019, RB	5.00%	09/01/2049	1,000	1,103,260
Orange (County of), CA (Community Facilities District No. 2016-1); Series 2016 A, RB	5.00%	08/15/2031	1,350	1,544,481
Orange (County of), CA Community Facilities District No. 2015-1 (Esencia Village);
Series 2015 A, RB	5.00%	08/15/2035	125	137,979
Series 2015 A, RB	5.25%	08/15/2045	1,810	1,983,760
Orange (County of), CA Community Facilities District No. 2016-1 (Esencia Village); Series 2016 A, RB	5.00%	08/15/2046	2,000	2,193,860
Orange (County of), CA Local Transportation Authority; Series 2019, RB	5.00%	02/15/2041	14,055	17,560,036
Oroville (City of), CA (Oroville Hospital); Series 2019, RB	5.25%	04/01/2039	1,325	1,414,769
Oxnard (City of), CA Financing Authority;
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	06/01/2032	1,250	1,432,613
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	06/01/2033	1,500	1,713,600
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	06/01/2034	850	968,813
Palm Desert (City of), CA Financing Authority (Project Area No. 2); Series 2003, RB (INS - NATL)(a)	5.00%	08/01/2033	40	40,187
Palm Springs (City of), CA Community Redevelopment Agency Successor Agency; Series 2014, Ref. RB (INS - AGM)(a)	5.00%	09/01/2032	445	511,136
Palmdale (City of), CA (Community Facilities District No. 05-1);
Series 2005, Ref. RB	6.25%	09/01/2035	4,325	4,339,186
Series 2007 A, Ref. RB	6.13%	09/01/2037	5,315	5,329,723
Palomar Community College District; Series 2010, GO Bonds(h)	6.38%	08/01/2045	3,330	3,583,013
Palomar Health; Series 2017, Ref. RB	5.00%	11/01/2042	4,835	5,394,119
Perris Elementary School District (Election of 2014);
Series 2014 A, GO Bonds (INS - BAM)(a)	6.00%	08/01/2029	235	285,013
Series 2014 A, GO Bonds (INS - BAM)(a)	6.00%	08/01/2030	290	351,187
Perris Union High School District;
Series 2019 A, GO Bonds (INS - AGM)(a)	4.00%	09/01/2043	10,225	11,594,639
Series 2019 A, GO Bonds (INS - AGM)(a)	4.00%	09/01/2048	12,930	14,559,826
Series 2019, Ref. COP (INS - BAM)(a)	5.00%	10/01/2048	3,000	3,751,440
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Piedmont Unified School District; Series 2019, GO Bonds	3.00%	08/01/2045	$ 4,375	$ 4,671,800
Pixley Union School District (Election of 2014); Series 2014 A, GO Bonds (INS - AGM)(a)	5.25%	08/01/2044	1,000	1,158,540
Pomona Unified School District; Series 2001 A, Ref. GO Bonds (INS - NATL)(a)	6.15%	08/01/2030	50	54,612
Poway Unified School District (Del Sur East II); Series 2020, RB (INS - AGM)(a)	4.00%	09/01/2050	4,255	4,624,674
Poway Unified School District Public Financing Authority; Series 2015 B, Ref. RB (INS - BAM)(a)	5.00%	09/01/2035	1,970	2,390,536
Rancho Cordova (City of), CA Community Facilities District No. 2003-1 (Sunridge Anatolia); Series 2012, Ref. RB	5.00%	09/01/2027	1,000	1,071,440
Ravenswood School District;
Series 2018, GO Bonds	5.00%	08/01/2031	500	622,570
Series 2018, GO Bonds	5.00%	08/01/2033	500	619,860
Series 2018, GO Bonds	5.00%	08/01/2035	750	924,735
Redding (City of), CA Redevelopment Agency (Canby-Hilltop-Cypress Redevelopment); Series 2003 A, RB (INS - NATL)(a)	5.00%	09/01/2023	1,400	1,404,074
Regents of the University of California;
Series 2013 AI, RB(f)	5.00%	05/15/2038	15,000	16,731,000
Series 2016 L, Ref. RB(f)	5.00%	05/15/2041	3,420	3,984,642
Series 2018 O, Ref. RB	5.00%	05/15/2048	3,000	3,687,900
Rialto Unified School District;
Series 2019 A, GO Bonds (INS - BAM)(a)(c)	0.00%	08/01/2042	8,125	4,152,281
Series 2019 A, GO Bonds (INS - BAM)(a)(c)	0.00%	08/01/2043	4,500	2,208,555
Rio Hondo Community College District (Election of 2004); Series 2010 C, GO Bonds(h)	6.63%	08/01/2042	10,530	13,499,460
Riverbank (City of), CA Redevelopment Agency; Series 2007 B, RB(j)	5.00%	08/01/2032	436	392,382
Riverside (City of), CA (Community Facilities District No. 92-1); Series 2005 A, RB	5.30%	09/01/2034	1,050	1,052,478
Riverside (County of), CA (Community Facilities District No. 07-2); Series 2017, RB	5.00%	09/01/2045	535	592,807
Riverside (County of), CA Community Facilities District No. 07-2 (Clinton Keith); Series 2015, RB	5.00%	09/01/2044	1,000	1,088,800
Riverside (County of), CA Public Financing Authority (Desert Communities and Interstate 215 Corridor);
Series 2017 A, Ref. RB (INS - BAM)(a)	5.00%	10/01/2034	1,000	1,225,460
Series 2017 A, Ref. RB (INS - BAM)(a)	4.00%	10/01/2040	500	554,390
Riverside (County of), CA Redevelopment Successor Agency (Jurupa Valley Redevelopment);
Series 2011 B, RB(d)(e)	6.50%	10/01/2021	1,325	1,433,438
Series 2011 B, RB(d)(e)	6.75%	10/01/2021	1,200	1,302,192
Series 2011, RB(d)(e)(h)	7.75%	10/01/2024	1,000	1,309,690
Series 2011, RB(d)(e)(h)	8.00%	10/01/2024	1,000	1,317,870
Riverside (County of), CA Transportation Commission; Series 2010 A, RB(d)(e)	5.00%	06/01/2020	1,500	1,500,000
Romoland School District Community Facilities No. 2004-1; Series 2015, Ref. RB	5.00%	09/01/2038	1,000	1,095,590
Ross Valley School District; Series 2011 A, GO Bonds(l)	5.50%	08/01/2041	1,000	1,058,430
Sacramento (City of), CA; Series 2018 A, RB	5.00%	06/01/2043	2,000	2,258,460
Sacramento (City of), CA (North Natomas Community Facilities District No. 4);
Series 2015, Ref. RB	5.00%	09/01/2032	1,290	1,444,632
Series 2015, Ref. RB	5.00%	09/01/2033	1,200	1,339,080
Sacramento (City of), CA Financing Authority; Series 1999 A, RB	6.25%	09/01/2023	1,095	1,109,290
Sacramento (County of), CA;
Series 2010, RB	5.00%	07/01/2040	2,200	2,206,270
Series 2018 C, Ref. RB(b)	5.00%	07/01/2038	2,200	2,549,668
Series 2018 C, Ref. RB(b)	5.00%	07/01/2039	9,495	10,976,220
Sacramento (County of), CA Housing Authority; Series 2002 C, RB (INS - AMBAC)(a)(b)	5.25%	06/01/2027	915	915,650
San Bernardino (City of), CA Joint Powers Financing Authority;
Series 1998 A, Ref. RB (INS - AMBAC)(a)	5.75%	07/01/2020	1,375	1,378,603
Series 1999, COP (INS - NATL)(a)	5.50%	09/01/2020	100	100,404
Series 1999, COP (INS - NATL)(a)	5.50%	09/01/2024	10	10,038
San Bernardino Community College District; Series 2019 A, GO Bonds	4.00%	08/01/2049	27,735	31,475,065
San Bernardino Mountains Community Hospital District;
Series 2007 A, COP	5.00%	02/01/2027	1,055	1,056,720
Series 2007 A, COP	5.00%	02/01/2037	3,235	3,238,817
San Buenaventura (City of), CA (Community Memorial Health System);
Series 2011, RB	8.00%	12/01/2031	3,000	3,108,990
Series 2011, RB	7.50%	12/01/2041	4,030	4,099,961
San Diego (City of), CA Housing Authority; Series 2011 B, RB	5.00%	05/01/2029	3,000	3,099,540
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Diego (City of), CA Public Facilities Financing Authority;
Series 2016 A, Ref. RB	5.00%	05/15/2039	$ 1,565	$ 1,905,325
Subseries 2012 A, Ref. RB(d)(e)	5.00%	08/01/2022	1,295	1,427,660
San Diego (City of), CA Regional Building Authority (County Operations Center); Series 2016 A, Ref. RB	5.00%	10/15/2034	1,500	1,758,330
San Diego (County of), CA Redevelopment Agency; Series 2005 A, Ref. RB(b)	5.75%	12/01/2032	5,415	5,426,967
San Diego (County of), CA Regional Airport Authority;
Series 2010 A, RB	5.00%	07/01/2040	1,560	1,565,710
Series 2017 B, RB(b)	5.00%	07/01/2037	1,000	1,155,900
Series 2019 B, Ref. RB(b)	4.00%	07/01/2044	1,000	1,073,540
Series 2019 B, Ref. RB(b)	5.00%	07/01/2049	4,000	4,662,600
San Diego (County of), CA Regional Transportation Commission; Series 2014 A, RB(f)	5.00%	04/01/2048	2,980	3,494,348
San Diego (County of), CA Water Authority;
Series 2016 A, Ref. RB	5.00%	05/01/2033	10,000	12,266,500
Series 2016 B, Ref. RB	5.00%	05/01/2034	10,000	12,228,000
Series 2016 B, Ref. RB	5.00%	05/01/2037	10,125	12,264,514
San Diego Community College District (Election of 2006); Series 2011, GO Bonds(d)(e)	5.00%	08/01/2021	2,500	2,642,150
San Diego Unified School District (Election of 2012); Series 2017 I, GO Bonds	4.00%	07/01/2047	14,155	16,067,907
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2011 C, Ref. RB(b)	5.00%	05/01/2023	5,000	5,172,600
Series 2011 G, Ref. RB	5.25%	05/01/2028	550	571,929
Series 2012 A, Ref. RB(b)	5.00%	05/01/2031	1,000	1,058,760
Series 2017 A, RB(b)	5.00%	05/01/2042	1,930	2,195,278
Series 2017 A, RB(b)	5.00%	05/01/2047	5,275	5,955,422
Series 2018 D, RB(b)	5.00%	05/01/2043	12,020	13,860,743
Series 2018 D, RB(b)	5.00%	05/01/2048	8,250	9,453,757
Series 2019 E, RB(b)	5.00%	05/01/2050	31,575	36,577,111
San Francisco (City & County of), CA Public Utilities Commission; Series 2018 B, RB	5.00%	10/01/2043	7,250	8,913,150
San Francisco (City & County of), CA Redevelopment Agency Successor Agency; Series 2013 B, RB	5.00%	08/01/2031	500	527,510
San Francisco (City & County of), CA Redevelopment Financing Authority (Mission Bay North Redevelopment); Series 2011 C, RB(d)(e)	6.75%	02/01/2021	1,400	1,460,032
San Francisco (City & County of), CA Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2011 D, RB(d)(e)	7.00%	02/01/2021	1,000	1,043,220
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Mission Bay South Redevelopment); Series 2014 A, RB	5.00%	08/01/2043	1,060	1,158,665
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 A, Ref. RB	5.00%	08/01/2033	500	525,320
San Francisco (City & County of), Redevelopment Agency Successor Agency (Hunters Point Shipyard Phase One Improvements); Series 2014, RB	5.00%	08/01/2044	2,985	3,117,176
San Francisco (City of), CA Bay Area Rapid Transit District; Series 2012 A, RB(d)(e)	5.00%	07/01/2022	730	802,715
San Francisco (City of), CA Bay Area Rapid Transit District (Election of 2016 Green Bond); Series 2017 A-1, GO Bonds(f)	5.00%	08/01/2047	3,425	4,138,325
San Gorgonio Memorial Health Care District; Series 2014, Ref. GO Bonds	5.00%	08/01/2032	500	525,300
San Jacinto Unified School District Financing Authority; Series 2017, Ref. RB	5.00%	09/01/2043	250	273,360
San Joaquin Hills Transportation Corridor Agency;
Series 2014 A, Ref. RB	5.00%	01/15/2044	1,730	1,854,231
Series 2014 B, Ref. RB	5.25%	01/15/2044	2,000	2,133,940
San Jose (City of), CA; Series 2011 A-1, RB(b)	5.00%	03/01/2025	1,000	1,025,510
San Jose (City of), CA (El Parador Apartments); Series 2000 A, RB(b)	6.20%	01/01/2041	3,150	3,151,260
San Jose (City of), CA (Fallen Leaves Apartments); Series 2002 J-1, RB (INS - AMBAC)(a)(b)	5.10%	12/01/2032	4,025	4,026,811
San Jose (City of), CA (Improvement District No. 99-218SJ); Series 2001 24-Q, RB	5.88%	09/02/2023	35	36,218
San Jose (City of), CA (Orvieto Family Apartments); Series 2010 B-1, RB	4.75%	08/01/2029	5,245	5,274,215
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS - AGM)(a)(c)	0.00%	09/01/2031	3,110	2,669,126
San Leandro Unified School District; Series 2019 B, GO Bonds (INS - BAM)(a)	4.00%	08/01/2043	5,000	5,695,300
San Luis Obispo (County of), CA Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS - AGM)(a)	5.00%	08/01/2030	1,500	1,582,650
San Marcos Unified School District;
Series 2015 XF2029, GO Ctfs.(f)	5.25%	08/01/2031	10,000	10,591,600
Series 2019, RB	5.00%	09/01/2048	750	827,310
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Mateo (City of), CA Foster School District (Election 2008); Series 2010, GO Bonds(h)	6.63%	08/01/2042	$ 1,010	$ 1,109,111
San Mateo (County of), CA Joint Powers Financing Authority; Series 2018 A, RB	5.00%	07/15/2043	18,075	22,282,679
San Mateo County Community College District; Series 2018 B, GO Bonds	5.00%	09/01/2045	10,000	12,398,800
San Mateo Foster (City of), CA Public Financing Authority (Clean Water Program); Series 2019, RB	4.00%	08/01/2044	5,000	5,780,100
San Rafael Elementary School District; Series 2019 C, GO Bonds	4.00%	08/01/2047	2,950	3,337,954
Santa Barbara (County of), CA;
Series 2018 B, COP(b)	5.00%	12/01/2037	12,695	15,563,435
Series 2018 B, COP(b)	5.00%	12/01/2038	5,000	6,112,050
Santa Clara (City of), CA Redevelopment Agency; Series 2011, RB(d)(e)	5.75%	06/01/2021	3,000	3,168,600
Santa Clara (County of), CA Housing Authority;
Series 2001 A, RB(b)	5.85%	08/01/2031	1,000	1,003,160
Series 2001 A, RB(b)	6.00%	08/01/2041	2,070	2,124,296
Series 2010 A-1, RB (CEP - FHLMC)	4.75%	11/01/2027	4,010	4,071,513
Santa Clarita Community College District; Series 2019, GO Bonds	3.00%	08/01/2044	1,410	1,471,532
Santa Margarita Water District (Community Facilities District No. 2013-1);
Series 2013, RB	5.63%	09/01/2036	960	1,035,878
Series 2013, RB	5.63%	09/01/2043	960	1,028,832
Santa Monica (City of), CA Redevelopment Agency;
Series 2011, RB	5.88%	07/01/2036	1,750	1,829,397
Series 2011, RB	5.88%	07/01/2042	2,600	2,711,566
Santaluz Community Facilities District No. 2 (Improvement Area No. 1);
Series 2011 A, Ref. RB	5.00%	09/01/2028	820	867,749
Series 2011 A, Ref. RB	5.00%	09/01/2029	710	751,521
Series 2011 A, Ref. RB	5.10%	09/01/2030	460	487,476
Sebastopol Union School District;
Series 2020 A, GO Bonds	4.00%	08/01/2041	500	561,465
Series 2020 A, GO Bonds	5.00%	08/01/2049	2,535	3,079,188
Signal Hill (City of), CA Redevelopment Agency Successor Agency; Series 2011, RB	7.00%	10/01/2026	1,720	1,793,410
Silicon Valley Tobacco Securitization Authority;
Series 2007 B, RB(c)	0.00%	06/01/2047	12,650	2,577,690
Series 2007 C, RB(c)	0.00%	06/01/2056	50,000	4,982,000
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(c)	0.00%	06/01/2036	22,420	9,231,211
Series 2007 A, RB(c)	0.00%	06/01/2041	10,000	3,085,000
Simi Valley Unified School District; Series 2019 B, GO Bonds	4.00%	08/01/2048	2,000	2,260,660
Simi Valley Unified School District (Election of 2004);
Series 2007 C, GO Bonds (INS - AGM)(a)(c)	0.00%	08/01/2028	3,480	3,131,130
Series 2007 C, GO Bonds (INS - AGM)(a)(c)	0.00%	08/01/2030	2,765	2,367,365
South El Monte (City of), CA Improvement District Successor Agency; Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	08/01/2035	4,150	4,809,518
South Orange (County of), CA Public Financing Authority (Ladera Ranch); Series 2014 A, Ref. RB	5.00%	08/15/2034	895	948,915
Southern California Public Power Authority;
Series 2007 A, RB	5.25%	11/01/2022	470	510,472
Series 2007 A, RB	5.25%	11/01/2023	50	55,924
Series 2007 A, RB	5.25%	11/01/2026	250	299,635
Series 2007 A, RB	5.25%	11/01/2027	2,255	2,755,384
Series 2007 A, RB	5.00%	11/01/2028	205	251,750
Series 2007 A, RB	5.00%	11/01/2029	165	205,407
Series 2007 A, RB	5.00%	11/01/2033	2,085	2,641,049
Series 2014 A, RB	5.00%	07/01/2035	13,000	15,110,290
Southern California Public Power Authority (Milford Wind Corridor Phase II);
Series 2011 1, RB(f)	5.25%	07/01/2031	2,100	2,207,751
Series 2011-1, RB(f)	5.25%	07/01/2029	2,100	2,208,696
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2019, Ref. RB	5.00%	06/01/2039	750	897,825
Series 2019, Ref. RB	5.00%	06/01/2048	6,000	6,778,800
Series 2019, Ref. RB(c)	0.00%	06/01/2054	20,000	3,175,800
Southern Mono Health Care District; Series 2012, Ref. GO Bonds	5.00%	08/01/2021	790	831,293
State of California Department of Water Resources(f)	5.25%	12/01/2035	9,710	9,956,537
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Stockton (City of), CA Redevelopment Agency Successor Agency; Series 2016 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2034	$ 1,000	$ 1,181,230
Susanville (City of), CA (Natural Gas Enterprise Ref.); Series 2019, Ref. RB (INS - AGM)(a)	4.00%	06/01/2045	3,325	3,727,325
Tahoe-Truckee Unified School District;
Series 2016 B, GO Bonds	5.00%	08/01/2039	3,000	3,662,910
Series 2016 B, GO Bonds	5.00%	08/01/2041	950	1,157,404
Tustin (City of), CA Public Financing Authority; Series 2011 A, RB(d)(e)	5.00%	04/01/2021	1,000	1,040,580
Tustin Unified School District (Community Facilities District No. 97-1); Series 2015, Ref. RB (INS - BAM)(a)	5.00%	09/01/2038	3,000	3,500,520
Twentynine Palms (City of), CA Redevelopment Agency Successor Agency;
Series 2011 A-4, RB(d)(e)	7.13%	09/01/2021	375	406,736
Series 2011 A-4, RB(d)(e)	7.40%	09/01/2021	500	544,025
Series 2011 B, RB(d)(e)	7.40%	09/01/2021	415	451,541
Series 2011 B, RB(d)(e)	7.65%	09/01/2021	425	463,743
University of California;
Series 2016 AR, Ref. RB(f)	5.00%	05/15/2037	12,840	15,443,952
Series 2017 AV, RB	5.00%	05/15/2042	5,000	6,077,550
Series 2018 AZ, Ref. RB	5.00%	05/15/2043	16,000	19,861,440
Series 2018 AZ, Ref. RB	4.00%	05/15/2048	2,000	2,290,860
Series 2018 AZ, Ref. RB	5.00%	05/15/2048	4,000	4,933,840
Upland (City of), CA Community Facilities District No. 2003-2 (Improvement Area No. 2);
Series 2015, Ref. RB	5.00%	09/01/2029	1,030	1,145,762
Series 2015, Ref. RB	5.00%	09/01/2030	1,080	1,193,119
Upland (City of), CA Community Facilities District No. 2015-1 (Improvement Area No. 1); Series 2019 A, RB	4.00%	09/01/2049	750	776,175
Valley (City of), CA Sanitary District; Series 2005, RB	5.20%	09/02/2030	1,320	1,329,583
Vernon (City of), CA;
Series 2012 A, RB	5.13%	08/01/2033	1,000	1,051,960
Series 2012 A, RB	5.50%	08/01/2041	4,000	4,208,080
Vernon (City of), CA Redevelopment Agency; Series 2005, RB (INS - NATL)(a)	5.00%	09/01/2035	65	66,252
Victorville (City of), CA (Community Facilities District No. 07-01); Series 2012 A, RB	5.35%	09/01/2042	485	497,096
Vista Unified School District; Series 2019 A, GO Bonds	4.00%	08/01/2044	1,000	1,156,920
West Contra Costa Unified School District; Series 2005, GO Bonds (INS - NATL)(a)(c)	0.00%	08/01/2025	2,500	2,364,400
West Covina Public Financing Authority; Series 2018 A, Ref. RB	5.00%	05/01/2031	445	527,930
West Hollywood (City of), CA Community Development Department (East Side Redevelopment); Series 2011 A, RB	7.50%	09/01/2042	1,500	1,622,505
West Patterson Financing Authority (Community Facilities Distrct No. 2015-1);
Series 2015, RB	5.25%	09/01/2035	610	648,967
Series 2015, RB	5.25%	09/01/2045	1,550	1,630,290
West Sacramento (City of), CA; Series 2019, RB	5.00%	09/01/2037	860	938,570
West Sacramento (City of), CA (Community Facilities District No. 29); Series 2019, RB	5.00%	09/01/2044	1,065	1,153,832
Western Riverside (County of), CA Water & Wastewater Financing Authority (Eastern Municipal Water District Improvement); Series 2009, RB (INS - AGC)(a)	5.63%	09/01/2039	1,000	1,003,760
Whittier (City of), CA (Presbyterian Intercommunity Hospital, Inc.); Series 2014, RB	5.00%	06/01/2044	1,500	1,633,830
Woodland (City of), CA Community Facilities District 1; Series 2019, RB	5.00%	09/01/2044	2,305	2,551,727
Woodland (City of), CA Finance Authority;
Series 2011, RB	6.00%	03/01/2036	2,300	2,395,105
Series 2011, RB	6.00%	03/01/2041	1,500	1,559,820
Yosemite Community College District (Election of 2004); Series 2008 C, GO Bonds (INS - AGM)(a)(c)	0.00%	08/01/2024	4,685	4,542,435
Yuba Community College District; Series 2017, Ref. GO Bonds	4.00%	08/01/2047	4,285	4,848,520
				1,889,958,040
Guam–0.75%
A.B. Won Pat International Airport Authority; Series 2013 C, RB (INS - AGM)(a)(b)	6.13%	10/01/2043	2,500	2,742,375
Guam (Territory of); Series 2011 A, RB	5.13%	01/01/2042	1,500	1,522,350
Guam (Territory of) International Airport Authority;
Series 2013 C, RB (INS - AGM)(a)(b)	6.00%	10/01/2034	1,000	1,105,280
Series 2013 C, RB(b)	6.25%	10/01/2034	1,000	1,028,460
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Guam–(continued)
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2023	$ 250	$ 270,865
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2024	320	346,246
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2030	570	610,778
Guam (Territory of) Waterworks Authority;
Series 2014 A, Ref. RB	5.00%	07/01/2035	765	806,149
Series 2020 A, RB	5.00%	01/01/2050	3,460	3,832,642
Port Authority of Guam; Series 2018 A, RB	5.00%	07/01/2048	1,825	1,949,374
				14,214,519
Northern Mariana Islands–0.14%
Northern Mariana Island Ports Authority; Series 2005 A, RB(b)	5.50%	03/15/2031	1,800	1,628,352
Northern Mariana Islands (Commonwealth of) Ports Authority; Series 1998 A, RB(b)	6.25%	03/15/2028	990	929,927
				2,558,279
Puerto Rico–5.24%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	3,680	3,699,136
Series 2002, RB	5.50%	05/15/2039	8,655	8,700,006
Puerto Rico (Commonwealth of);
Series 2001 A, Ref. GO Bonds (INS - NATL)(a)	5.50%	07/01/2020	1,480	1,481,554
Series 2006 A, GO Bonds(j)	5.25%	07/01/2030	500	312,500
Series 2007 A, Ref. GO Bonds (INS - FGIC)(a)(g)	5.50%	07/01/2021	1,000	822,500
Series 2009 B, Ref. GO Bonds(j)	6.50%	07/01/2037	3,000	1,893,750
Series 2009 B, Ref. GO Bonds(j)	5.75%	07/01/2038	1,020	623,475
Series 2009 B, Ref. GO Bonds(j)	6.00%	07/01/2039	2,500	1,571,875
Series 2011 C, Ref. GO Bonds (INS - AGM)(a)	6.00%	07/01/2036	80	80,750
Series 2011 C, Ref. GO Bonds(j)	6.50%	07/01/2040	1,000	592,500
Series 2011 E, Ref. GO Bonds(j)	5.38%	07/01/2030	1,450	851,875
Series 2012 A, Ref. GO Bonds(j)	5.50%	07/01/2026	5,000	2,893,750
Series 2012 A, Ref. GO Bonds(j)	5.50%	07/01/2027	1,615	934,681
Series 2012 A, Ref. GO Bonds(j)	5.75%	07/01/2028	4,525	2,630,156
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB(h)	6.13%	07/01/2024	2,515	2,653,325
Series 2008 A, RB	6.00%	07/01/2044	12,000	12,180,000
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2012 A, RB(j)	5.00%	07/01/2042	4,000	2,470,000
Series 2012 A, RB(j)	5.05%	07/01/2042	1,000	617,500
Series 2013 A, RB(j)	6.75%	07/01/2036	7,350	4,612,125
Series 2016 E-1, RB(j)	10.00%	01/01/2021	454	318,536
Series 2016 E-2, RB(j)	10.00%	07/01/2021	453	318,536
Series 2016 E-2, RB(j)	10.00%	01/01/2022	151	106,179
Series 2016 E-4, RB(j)	10.00%	07/01/2022	151	106,178
Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2007 CC, Ref. RB(j)	5.50%	07/01/2030	2,500	2,325,000
Puerto Rico (Commonwealth of) Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority;
Series 1995 A, RB	5.63%	07/01/2022	635	635,794
Series 2000, RB(b)	6.63%	06/01/2026	6,055	6,266,925
Series 2012, Ref. RB	5.13%	04/01/2032	170	163,163
Series 2012, Ref. RB	5.38%	04/01/2042	225	213,201
Puerto Rico (Commonwealth of) Infrastructure Financing Authority;
Series 2005 C, Ref. RB (INS - FGIC)(a)(g)	5.50%	07/01/2020	100	76,000
Series 2007 A, RB(j)	6.50%	10/01/2037	1,220	247,050
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2009 P, Ref. RB(j)	6.75%	07/01/2036	5,000	3,775,000
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(c)	0.00%	07/01/2024	$ 213	$ 187,591
Series 2018 A-1, RB(c)	0.00%	07/01/2027	1,524	1,203,731
Series 2018 A-1, RB(c)	0.00%	07/01/2029	395	286,213
Series 2018 A-1, RB(c)	0.00%	07/01/2031	1,616	1,063,700
Series 2018 A-1, RB(c)	0.00%	07/01/2033	11,974	7,189,669
Series 2018 A-1, RB	4.50%	07/01/2034	419	423,814
Series 2018 A-1, RB	4.55%	07/01/2040	342	339,011
Series 2018 A-1, RB(c)	0.00%	07/01/2046	8,788	2,281,628
Series 2018 A-1, RB(c)	0.00%	07/01/2051	13,879	2,632,846
Series 2018 A-1, RB	4.75%	07/01/2053	2,510	2,448,555
Series 2018 A-1, RB	5.00%	07/01/2058	11,595	11,632,800
Series 2019 A-2, RB	4.33%	07/01/2040	2,154	2,073,225
Series 2019 A-2, RB	4.54%	07/01/2053	65	61,142
Series 2019 A-2, RB	4.78%	07/01/2058	865	840,460
University of Puerto Rico; Series 2006 P, Ref. RB	5.00%	06/01/2030	2,190	2,146,200
				98,983,605
Virgin Islands–0.26%
Virgin Islands (Government of) Port Authority;
Series 2014 A, Ref. RB(b)	5.00%	09/01/2029	1,645	1,586,125
Series 2014 A, Ref. RB(b)	5.00%	09/01/2033	1,500	1,408,005
Virgin Islands (Government of) Public Finance Authority; Series 2015, RB(i)	5.00%	09/01/2030	1,000	1,130,550
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2012 A, RB	5.00%	10/01/2032	840	773,136
				4,897,816
TOTAL INVESTMENTS IN SECURITIES(m)–106.47% (Cost $1,919,778,399)					2,010,612,259
FLOATING RATE NOTE OBLIGATIONS–(5.73)%
Notes with interest and fee rates ranging from 0.64% to 0.71% at 05/31/2020 and contractual maturities of collateral ranging from 09/01/2022 to 05/01/2048				(108,175,000)
BORROWINGS–(1.87)%					(35,300,000)
OTHER ASSETS LESS LIABILITIES–1.13%					21,316,833
NET ASSETS –100.00%					$1,888,454,092
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
CHF	– City Hospital Foundation
COP	– Certificates of Participation
Ctfs.	– Certificates
FGIC	– Financial Guaranty Insurance Company
FHLMC	– Federal Home Loan Mortgage Corp.
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
NCCD	– National Campus and Community Development
OCEAA	– Orange Country Educational Arts Academy
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® California Municipal Fund

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security subject to the alternative minimum tax.
(c)	Zero coupon bond issued at a discount.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Underlying security related to TOB Trusts entered into by the Fund.
(g)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(h)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(i)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2020 was $84,941,803, which represented 4.55% of the Fund’s Net Assets.
(j)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2020 was $33,135,269, which represented 1.72% of the Fund’s Net Assets.
(k)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(l)	Security subject to crossover refunding.
(m)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® California Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$2,008,077,259	$2,535,000	$2,010,612,259
Other Investments - Assets
Investments Matured	—	657,221	—	657,221
Total Investments	$—	$2,008,734,480	$2,535,000	$2,011,269,480
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
NOTE 3—Subsequent Event
Effective on or about September 30, 2020, the name of the Fund and all references thereto will change from Invesco Oppenheimer Rochester® California Municipal Fund to Invesco California Municipal Fund.
Invesco Oppenheimer Rochester® California Municipal Fund